UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter      December 31, 2008
Ended:
                                           -----------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Marshfield Associates
       -------------------------------------------------
         21 Dupont Circle, NW
       -------------------------------------------------
         Washington, DC 20036
       -------------------------------------------------

Form 13F File Number:    28-03998
                       ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kimberly Vinick
        -----------------------------------------
Title:    Chief Compliance Officer
        -----------------------------------------
Phone:    (202) 828-6207
        -----------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kimberly Vinick             Washington, DC         February 12, 2009
-----------------------------   -----------------------   ----------------------
         [Signature]                 [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              -----------------------------

Form 13F Information Table Entry Total:                    23
                                              -----------------------------

Form 13F Information Table Value Total:                 879,425
                                              -----------------------------
                                                      (thousands)

Marshfield Associates
FORM 13F
31-Dec-08

                                                                                                           Voting Authority
                                                                                                           ----------------
                                                                Value    Shares/    Sh/   Put/   Invstmt      Other
                                  Title of
        Name of Issuer              class         CUSIP       (x$1000)   Prn Amt    Prn   Call   Dscretn    Managers      Sole
------------------------------    ----------   -----------    --------   -------    ---   ----   -------   -----------  --------

  Berkshire Hathaway Class A         COM        084670108       23377      242       SH           Sole                     242
  Berkshire Hathaway Class B         COM        084670207       41686     12970      SH           Sole                    12970
     Brown & Brown, Inc.             COM        115236101       70532    3374728     SH           Sole                   3374728
Burlington Northern Santa Fe C       COM        12189T104       19845    262116      SH           Sole                    262116
 Fairfax Financial Hldgs LTD         COM        303901102       59201    188893      SH           Sole                    188893
         Fastenal Co                 COM        311900104       7742     222160      SH           Sole                    222160
         HomeFed Corp                COM        43739D307        412      24976      SH           Sole                    24976
      Johnson & Johnson              COM        478160104       6639     110971      SH           Sole                    110971
        Legg Mason Inc               COM        524901105       13186    601807      SH           Sole                    601807
Leucadia National Corporation        COM        527288104       45897    2318008     SH           Sole                   2318008
         MDC Holdings                COM        552676108       6686     220662      SH           Sole                    220662
  Martin Marietta Materials          COM        573284106       57482    592107      SH           Sole                    592107
      Mohawk Industries              COM        608190104       38164    888161      SH           Sole                    888161
        Moody's Corp.                COM        615369105       15829    787912      SH           Sole                    787912
           NVR Inc.                  COM        62944T105       34871     76429      SH           Sole                    76429
     Odyssey Re Holdings             COM        67612W108      160607    3099921     SH           Sole                   3099921
 OneBeacon Insurance Group LT        COM        G67742109       12504    1197745     SH           Sole                   1197745
 Patriot Capital Funding Inc         COM        70335Y104        182      50000      SH           Sole                    50000
          US Bancorp                 COM        902973304       15818    632468      SH           Sole                    632468
     Vulcan Materials Co             COM        929160109       31668    455133      SH           Sole                    455133
    Wells Fargo & Company            COM        949746101      103094    3497067     SH           Sole                   3497067
White Mountains Insurance Grou       COM        G9618E107       13581     50845      SH           Sole                    50845
       YUM! Brands Inc               COM        988498101      100423    3188017     SH           Sole                   3188017